Equity Incentive Plan - Non Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Nonvested Stock
At beginning of period	995,152	833,074
Granted	695,000	373,000
Vested	(116,671)	(194,087)
Forfeited	(4,379)	(16,835)
At end of period	1,569,102	995,152
Weighted Average Grant Date Market Price
At beginning of period	$ 10.44	$ 15.64
Granted	$ 6.4	$ 7.31
Vested	$ 12.34	$ 25.73
Forfeited	$ 7.31	$ 21.6
At end of period	$ 8.52	$ 10.44